Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (47,240)	$ (6,786)	¥ (80,387)	¥ (81,391)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%	¥ (11,810)	$ (1,696)	¥ (20,097)	¥ (20,348)
Effect of different tax rates in different jurisdictions	4,430	636	5,258	2,026
Non-deductible expenses	736	106	2,471	145
Deemed sales and cost	16	2	11	28
Research and development expenses	(9,317)	(1,339)	(8,400)	(7,507)
Effect on adoption of preferential tax rate	(541)	(78)	(346)
Changes in tax rate in measurement of deferred tax			92
Statutory income/expense	(4,545)	(653)		1,922
Unrecognized tax benefit				4,892
Other	(52)	(7)
Change in valuation allowance	21,837	3,137	21,087	24,026
Income Tax Expense	¥ 754	$ 108	¥ 76	¥ 5,184